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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 3/31/12

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012
invesco.com/us            IBRR-QTR-1    03/12      Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)
Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers—100.30%(a)

	% of Net				Change in
	Assets	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	03/31/12	12/31/11	at Cost	from Sales	Appreciation	Gain	Income	03/31/12	03/31/12

Asset Allocation Funds—60.32%
Invesco Balanced-Risk Allocation Fund	60.32%	$24,880,657	$2,305,732	$(865,132)	$1,302,839	$113,632	$—	2,210,178	$27,737,728

Money Market Funds—39.98%
Liquid Assets Portfolio — Institutional Class	19.99%	8,246,508	2,816,087	(1,868,428)	—	—	3,281	9,194,167	9,194,167

Premier Portfolio — Institutional Class	19.99%	8,246,508	2,816,087	(1,868,428)	—	—	2,589	9,194,167	9,194,167

Total Money Market Funds		16,493,016	5,632,174	(3,736,856)	—	—	5,870	18,388,334	18,388,334

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $42,497,649)	100.30%	$41,373,673	$7,937,906	$(4,601,988)	$1,302,839	$113,632	$5,870		$46,126,062

OTHER ASSETS LESS LIABILITIES	(0.30)%								(138,447)

NET ASSETS	100.00%								$45,987,615

Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers—100.61%(a)

	% of Net				Change in
	Assets	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	03/31/12	12/31/11	at Cost	from Sales	Appreciation	Gain	Income	03/31/12	03/31/12

Asset Allocation Funds—93.63%
Invesco Balanced-Risk Allocation Fund	93.63%	$57,992,978	$10,915,329	$(564,393)	$3,478,048	$11,185	$—	5,723,757	$71,833,147

Money Market Funds—6.98%
Liquid Assets Portfolio — Institutional Class	3.49%	1,871,475	5,169,355	(4,362,307)	—	—	882	2,678,523	2,678,523

Premier Portfolio — Institutional Class	3.49%	1,871,475	5,169,355	(4,362,306)	—	—	696	2,678,524	2,678,524

Total Money Market Funds		3,742,950	10,338,710	(8,724,613)	—	—	1,578	5,357,047	5,357,047

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $68,689,134)	100.61%	$61,735,928	$21,254,039	$(9,289,006)	$3,478,048	$11,185	$1,578		$77,190,194

OTHER ASSETS LESS LIABILITIES	(0.61)%								(469,826)

NET ASSETS	100.00%								$76,720,368

Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers—100.12%(a)

	% of Net				Change in
	Assets	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	03/31/12	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/12	03/31/12

Asset Allocation Funds—99.66%
Invesco Balanced-Risk Allocation Fund	99.66%	$54,793,262	$13,830,955	$—	$3,481,803	$—	$—	5,745,500	$72,106,020

Money Market Funds—0.46%
Liquid Assets Portfolio — Institutional Class	0.23%	245,091	6,152,519	(6,231,145)	—	—	115	166,465	166,465

Premier Portfolio — Institutional Class	0.23%	245,091	6,152,520	(6,231,146)	—	—	90	166,465	166,465

Total Money Market Funds		490,182	12,305,039	(12,462,291)	—	—	205	332,930	332,930

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $64,473,554)	100.12%	$55,283,444	$26,135,994	$(12,462,291)	$3,481,803	$—	$205		$72,438,950

OTHER ASSETS LESS LIABILITIES	(0.12)%								(83,591)

NET ASSETS	100.00%								$72,355,359

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
March 31, 2012
(Unaudited)
Invesco Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers—99.85%(a)

	% of Net				Change in
	Assets	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	03/31/12	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/12	03/31/12

Asset Allocation Funds—98.95%
Invesco Balanced-Risk Allocation Fund	98.95%	$27,237,168	$11,387,542	$—	$1,869,671	$—	$—	3,226,644	$40,494,381

Money Market Funds—0.90%
Liquid Assets Portfolio — Institutional Class	0.45%	134,468	4,195,687	(4,147,155)	—	—	70	183,000	183,000

Premier Portfolio — Institutional Class	0.45%	134,469	4,195,686	(4,147,156)	—	—	55	182,999	182,999

Total Money Market Funds		268,937	8,391,373	(8,294,311)	—	—	125	365,999	365,999

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $36,747,375)	99.85%	$27,506,105	$19,778,915	$(8,294,311)	$1,869,671	$—	$125		$40,860,380

OTHER ASSETS LESS LIABILITIES	0.15%								62,715

NET ASSETS	100.00%								$40,923,095

Invesco Balanced-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers—100.04%(a)

	% of Net				Change in
	Assets	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	03/31/12	12/31/11	at Cost	from Sales	Appreciation	Gain	Income	03/31/12	03/31/12

Asset Allocation Funds—99.94%
Invesco Balanced-Risk Allocation Fund	99.94%	$13,898,204	$8,236,989	$(279,499)	$1,014,170	$34,241	$—	1,825,028	$22,904,105

Money Market Funds—0.10%
Liquid Assets Portfolio — Institutional Class	0.05%	47,505	3,631,505	(3,667,703)	—	—	43	11,307	11,307

Premier Portfolio — Institutional Class	0.05%	47,505	3,631,505	(3,667,703)	—	—	33	11,307	11,307

Total Money Market Funds		95,010	7,263,010	(7,335,406)	—	—	76	22,614	22,614

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $21,073,270)	100.04%	$13,993,214	$15,499,999	$(7,614,905)	$1,014,170	$34,241	$76		$22,926,719

OTHER ASSETS LESS LIABILITIES	(0.04)%								(8,737)

NET ASSETS	100.00%								$22,917,982

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political
Invesco Balanced-Risk Retirement Funds

and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Balanced-Risk Retirement Funds

	Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total
Invesco Balanced-Risk Retirement Now Fund	$46,126,062	$—	$—	$46,126,062
Invesco Balanced-Risk Retirement 2020 Fund	77,190,194	—	—	77,190,194
Invesco Balanced-Risk Retirement 2030 Fund	72,438,950	—	—	72,438,950
Invesco Balanced-Risk Retirement 2040 Fund	40,860,380	—	—	40,860,380
Invesco Balanced-Risk Retirement 2050 Fund	22,926,719	—	—	22,926,719
NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months ended		At March 31, 2012
	March 31, 2012*		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation

Invesco Balanced-Risk Retirement Now Fund	$2,305,732	$865,132	$42,499,691	$3,626,371	$—	$3,626,371
Invesco Balanced-Risk Retirement 2020 Fund	10,915,329	564,393	68,717,506	8,472,688	—	8,472,688
Invesco Balanced-Risk Retirement 2030 Fund	13,830,955	—	64,535,761	7,903,189	—	7,903,189
Invesco Balanced-Risk Retirement 2040 Fund	11,387,542	—	36,802,257	4,058,123	—	4,058,123
Invesco Balanced-Risk Retirement 2050 Fund	8,236,989	279,499	21,114,329	1,812,390	—	1,812,390

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Balanced-Risk Retirement Funds

Invesco Convertible Securities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us MS-CSEC-QTR-1 03/12 Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Principal
	Amount	Value

Bonds and Notes—79.05%

Advertising—0.15%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Notes, 4.75%, 03/15/13(b)	$1,200,000	$1,378,500

Aerospace & Defense—0.35%
AAR Corp., Sr. Unsec. Conv. Notes, 1.75%, 02/01/13(b)	3,100,000	3,076,750

Alternative Carriers—1.44%
Level 3 Communications Inc., Sr. Unsec. Conv. Notes, 6.50%, 10/01/16	1,400,000	2,247,000
tw telecom inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(b)	8,525,000	10,602,969

		12,849,969

Aluminum—0.20%
Kaiser Aluminum Corp., Sr. Unsec. Conv. Notes, 4.50%, 04/01/15	1,500,000	1,798,050

Apparel Retail—0.39%
Charming Shoppes Inc., Sr. Unsec. Gtd. Conv. Notes, 1.13%, 05/01/14	3,700,000	3,510,375

Application Software—2.11%
Concur Technologies Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/15/15(c)	4,650,000	5,946,187
Mentor Graphics Corp., Unsec. Conv. Sub. Deb., 4.00%, 04/01/18(b)	3,350,000	3,626,375
Nuance Communications Inc., Sr. Unsec. Conv. Deb., 2.75%, 11/01/17(b)(c)	8,150,000	9,250,250

		18,822,812

Asset Management & Custody Banks—2.30%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(b)	8,010,000	8,851,050
Ares Capital Corp., Sr. Unsec. Conv. Notes, 5.75%, 02/01/16(c)	6,000,000	6,292,500
Janus Capital Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/15/14	5,000,000	5,337,500

		20,481,050

Automobile Manufacturers—0.33%
Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	1,834,000	2,916,060

Biotechnology—5.53%
BioMarin Pharmaceutical Inc., Sr. Sub. Conv. Notes, 1.88%, 04/23/17	3,081,000	5,507,287
Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 2.50%, 11/01/17	3,300,000	5,284,125
Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	4,752,000	3,825,360
Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	10,656,000	13,666,320
Human Genome Sciences Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/18	3,000,000	2,973,750
Isis Pharmaceuticals Inc., Unsec. Sub. Conv. Notes, 2.63%, 02/15/14(b)	2,600,000	2,531,750
Medivation Inc., Sr. Unsec. Conv. Notes, 2.63%, 04/01/17	6,000,000	6,367,500
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	2,600,000	1,092,000
Theravance Inc., Unsec. Sub. Conv. Notes, 3.00%, 01/15/15	3,300,000	3,407,250
Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	4,050,000	4,662,563

		49,317,905

Broadcasting—0.77%
Central European Media Enterprises Ltd. (Czech Republic),
Sr. Sec. Gtd. Conv. Bonds, 3.50%, 03/15/13(c)	3,750,000	3,646,875
Sr. Sec. Gtd. Conv. Global Bonds, 5.00%, 11/15/15	4,100,000	3,259,500

		6,906,375

Cable & Satellite—0.37%
XM Satellite Radio Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 7.00%, 12/01/14(c)	2,200,000	3,258,750

Casinos & Gaming—2.11%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	5,760,000	6,559,200
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	11,545,000	12,252,131

		18,811,331

Coal & Consumable Fuels—0.32%
Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	3,000,000	2,865,000

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Communications Equipment—0.64%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(c)	$3,205,000	$3,633,669
Ixia, Sr. Unsec. Notes, 3.00%, 12/15/15	2,000,000	2,080,000

		5,713,669

Computer Storage & Peripherals—2.98%
EMC Corp., Series B, Sr. Unsec. Conv. Notes, 1.75%, 12/01/13	5,425,000	10,212,563
NetApp Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/01/13	3,255,000	4,731,956
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	9,800,000	11,649,750

		26,594,269

Construction & Engineering—0.38%
MasTec Inc., Sr. Unsec. Gtd. Conv. Notes, 4.00%, 06/15/14	2,500,000	3,396,875

Construction & Farm Machinery & Heavy Trucks—1.78%
Greenbrier Cos Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/01/18(c)	6,510,000	6,274,012
Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	1,500,000	1,661,250
Terex Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 4.00%, 06/01/15	5,000,000	7,918,750

		15,854,012

Construction Materials—0.65%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	6,100,000	5,764,500

Data Processing & Outsourced Services—1.23%
Alliance Data Systems Corp., Sr. Unsec. Conv. Notes, 1.75%, 08/01/13	6,730,000	10,927,838

Diversified Metals & Mining—0.46%
RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 12/01/15	4,000,000	4,090,000

Electrical Components & Equipment—0.85%
EnerSys, Sr. Unsec. Conv. Notes, 3.38%, 06/01/15(b)(d)	3,012,000	3,516,510
General Cable Corp.,
Sr. Unsec. Gtd. Conv. Notes, 0.88%, 11/15/13	2,000,000	1,963,900
Unsec. Sub. Conv. Global Notes, 0.38%, 11/15/29(e)	2,000,000	2,117,500

		7,597,910

Electronic Manufacturing Services—0.67%
TTM Technologies Inc., Sr. Unsec. Conv. Notes, 3.25%, 05/15/15	5,550,000	5,973,188

Environmental & Facilities Services—0.78%
Covanta Holding Corp., Sr. Unsec. Conv. Notes, 3.25%, 06/01/14	6,000,000	6,922,500

Footwear—1.10%
Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16(c)	10,000,000	9,812,500

Gold—0.77%
Newmont Mining Corp., Series A, Sr. Unsec. Gtd. Conv. Notes, 1.25%, 07/15/14	5,400,000	6,831,000

Health Care Equipment—4.58%
HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	4,500,000	4,663,125
Hologic Inc., Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(b)(d)	8,000,000	9,480,000
Insulet Corp., Sr. Unsec. Conv. Notes, 3.75%, 06/15/16	3,000,000	3,150,000
Integra LifeSciences Holding Corp., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 12/15/16(c)	7,000,000	6,343,750
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	4,500,000	3,858,750
Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	9,200,000	10,844,500
Volcano Corp., Sr. Unsec. Conv. Notes, 2.88%, 09/01/15	2,090,000	2,494,937

		40,835,062

Health Care Facilities—1.58%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	7,800,000	7,322,250
LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	6,400,000	6,720,000

		14,042,250

Health Care Services—1.20%
Chemed Corp., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 05/15/14	4,441,000	4,557,576
Omnicare Inc., Sr. Unsec. Sub. Gtd. Conv. Notes, 3.75%, 04/01/42	6,147,000	6,148,660

		10,706,236

Home Entertainment Software—1.04%
Electronic Arts Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16(c)	10,000,000	9,250,000

Homebuilding—1.51%
DR Horton Inc., Sr. Unsec. Gtd. Conv. Notes, 2.00%, 05/15/14	4,000,000	5,236,720
Lennar Corp., Sr. Unsec. Conv. Notes, 2.75%, 12/15/15(b)(c)	5,850,000	8,204,625

		13,441,345

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines—0.69%
Gaylord Entertainment Co., Sr. Unsec. Gtd. Conv. Notes, 3.75%, 10/01/14(c)	$3,910,000	$5,034,125
Home Inns & Hotels Management Inc. (China), Sr. Unsec. Conv. Notes, 2.00%, 12/15/15(c)	1,510,000	1,162,700

		6,196,825

Industrial Machinery—0.72%
Chart Industries Inc., Sr. Unsec. Sub. Conv. Notes, 2.00%, 08/01/18	5,000,000	6,425,000

Industrial REIT’s—0.43%
ProLogis, Sr. Unsec. Gtd. Conv. Notes., 3.25%, 03/15/15	3,400,000	3,863,250

Integrated Oil & Gas—0.48%
Lukoil International Finance BV (Netherlands), Sr. Unsec. Gtd. Conv. Bonds, 2.63%, 06/16/15	4,000,000	4,312,000

Internet Retail—0.60%
priceline.com Inc., Sr. Unsec. Notes, 1.00%, 03/15/18(c)	5,000,000	5,318,750

Internet Software & Services—4.85%
Dealer Track Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 03/15/17(c)	5,000,000	5,350,000
Digital River Inc., Sr. Unsec. Notes, 2.00%, 11/01/15(b)	8,210,000	7,994,488
Equinix Inc., Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	10,800,000	16,294,500
VeriSign Inc., Jr. Unsec. Sub. Conv. Global Notes, 3.25%, 08/15/37	7,005,000	8,983,912
WebMD Health Corp., Sr. Unsec. Notes, 2.50%, 01/31/18	5,100,000	4,596,375

		43,219,275

Investment Banking & Brokerage—0.70%
Knight Capital Group Inc., Sr. Sub. Conv. Notes, 3.50%, 03/15/15	6,500,000	6,248,125

IT Consulting & Other Services—0.35%
CACI International Inc., Sr. Unsec. Sub. Conv. Notes, 2.13%, 05/01/14	2,500,000	3,112,500

Life & Health Insurance—0.63%
American Equity Investment Life Holding Co., Sr. Unsec. Conv. Notes, 3.50%, 09/15/15(c)	4,700,000	5,598,875

Life Sciences Tools & Services—0.81%
Illumina Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/16(c)	7,500,000	7,228,125

Marine—0.29%
DryShips Inc. (Greece), Sr. Unsec. Conv. Notes, 5.00%, 12/01/14	3,000,000	2,565,000

Metal & Glass Containers—0.97%
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 06/01/15(c)	8,800,000	8,657,000

Movies & Entertainment—0.78%
Liberty Interractive LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(b)	5,700,000	6,911,250

Office REIT’s—0.69%
SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(c)	5,500,000	6,194,375

Oil & Gas Equipment & Services—1.06%
Exterran Holdings Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/15/14	3,500,000	3,508,750
Hornbeck Offshore Services Inc., Sr. Unsec. Gtd. Conv. Global Notes, 1.38%, 11/15/13(b)(e)	5,500,000	5,957,600

		9,466,350

Oil & Gas Exploration & Production—3.12%
Cheapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes,
2.75%, 11/15/15(b)	8,300,000	8,227,375
2.50%, 05/15/17(b)	9,400,000	8,706,750
Goodrich Petroleum Corp., Sr. Unsec. Conv. Notes, 5.00%, 10/01/14(b)	4,600,000	4,554,000
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17(c)	6,500,000	6,305,000

		27,793,125

Packaged Foods & Meats—0.87%
Smithfield Foods Inc., Sr. Unsec. Conv. Notes, 4.00%, 06/30/13	6,800,000	7,752,000

Pharmaceuticals—3.07%
Akorn Inc., Sr. Unsec. Conv. Notes, 3.50%, 06/01/16(c)	4,000,000	6,080,000
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	4,000,000	5,705,000
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 2.75%, 05/15/15	7,150,000	9,598,875
Viropharma Inc., Sr. Unsec. Conv. Notes, 2.00%, 03/15/17	3,500,000	6,015,625

		27,399,500

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal
	Amount	Value

Semiconductor Equipment—3.12%
Lam Research Corp., Sr. Unsec. Conv. Notes, 1.25%, 05/15/18(c)	$10,800,000	$11,394,000
Novellus Systems Inc., Sr. Unsec. Conv. Notes, 2.63%, 05/15/41(c)	7,000,000	9,765,000
Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/16(c)	6,525,000	6,631,031

		27,790,031

Semiconductors—4.87%
Advanced Micro Devices Inc.,
Sr. Unsec. Conv. Global Notes, 6.00%, 05/01/15	1,907,000	1,992,815
Sr. Unsec. Conv. Notes, 5.75%, 08/15/12	1,085,000	1,105,344
Intel Corp., Jr. Unsec. Sub. Conv. Deb.,
2.95%, 12/15/35(c)	1,300,000	1,501,500
2.95%, 12/15/35	5,476,000	6,324,780
Linear Technology Corp., Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(b)	8,075,000	8,630,156
Micron Technology Inc., Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/18(b)(c)	6,000,000	6,360,000
ON Semiconductor Corp., Sr. Unsec. Gtd. Sub. Conv. Notes,
2.63%, 12/15/13(b)(c)	3,600,000	4,036,500
2.63%, 12/15/13(b)	1,250,000	1,401,563
SunPower Corp., Sr. Unsec. Conv. Notes, 4.75%, 04/15/14	4,850,000	4,571,125
Xilinx Inc., Sr. Unsec. Conv. Notes, 2.63%, 06/15/17	5,530,000	7,472,412

		43,396,195

Specialized REIT’s—0.55%
Rayonier TRS Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 4.50%, 08/15/15(c)	3,500,000	4,882,500

Steel—2.54%
ArcelorMittal (Luxembourg), Sr. Unsec. Conv. Notes, 5.00%, 05/15/14	6,050,000	6,526,437
Steel Dynamics Inc., Sr. Unsec. Gtd. Conv. Notes, 5.13%, 06/15/14	7,900,000	8,996,125
United States Steel Corp., Sr. Unsec. Conv. Notes, 4.00%, 05/15/14	6,000,000	7,125,000

		22,647,562

Systems Software—2.18%
Microsoft Corp., Sr. Unsec. Conv. Notes, 0%, 06/15/13(c)(f)	3,150,000	3,465,000
Rovi Corp., Sr. Unsec. Conv. Notes, 2.63%, 02/20/15(b)	5,020,000	5,289,825
Symantec Corp. -Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	8,650,000	9,731,250
TeleCommunication Systems Inc., Sr. Unsec. Conv. Notes, 4.50%, 11/01/14(c)	1,000,000	908,750

		19,394,825

Technology Distributors—0.76%
Anixter International Inc., Sr. Unsec. Conv. Global Notes, 1.00%, 02/15/13	3,575,000	4,495,562
SYNNEX Corp., Sr. Conv. Notes, 4.00%, 05/15/13(b)	1,650,000	2,279,063

		6,774,625

Thrifts & Mortgage Finance—0.69%
Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/17	9,000,000	6,153,750

Trading Companies & Distributors—1.98%
Air Lease Corp., Sr. Unsec. Conv. Notes, 3.88%, 12/01/18(c)	7,800,000	8,550,750
Kaman Corp., Sr. Unsec. Conv. Notes, 3.25%, 11/15/17(c)	2,235,000	2,707,144
United Rentals Inc., Sr. Unsec. Conv. Notes, 4.00%, 11/15/15	1,638,000	6,388,200

		17,646,094

Trucking—0.97%
Avis Budget Group Inc., Sr. Unsec. Conv. Notes, 3.50%, 10/01/14	7,365,000	8,672,288

Wireless Telecommunication Services—1.71%
Leap Wireless International Inc., Sr. Unsec. Conv. Global Notes, 4.50%, 07/15/14	3,000,000	2,876,250
SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	9,735,000	12,339,112

		15,215,362

Total Bonds and Notes (Cost $659,910,270)		704,580,638

	Shares

Preferred Stocks—14.61%

Asset Management & Custody Banks—0.28%
AMG Capital Trust II, $2.58 Conv. Pfd.	58,000	2,490,375

Automobile Manufacturers—1.00%
General Motors Co., Series B, $2.38 Conv. Pfd.	213,450	8,932,882

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Shares	Value

Diversified Banks—4.04%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	12,900	$12,627,810
Citigroup Inc., $7.50 Conv. Pfd.	92,900	9,617,937
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	12,300	13,735,410

		35,981,157

Electric Utilities—1.02%
PPL Corp.,
$4.38 Conv. Pfd.	33,500	1,797,275
$4.75 Conv. Pfd.	135,300	7,331,907

		9,129,182

Health Care Facilities—0.63%
HealthSouth Corp., Series A, $65.00 Conv. Pfd.	5,700	5,615,925

Health Care Services—0.44%
Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	82,133	3,901,318

Industrial Machinery—1.07%
Stanley Black & Decker Inc., $4.75 Conv. Pfd.	78,500	9,551,880

Life & Health Insurance—0.80%
MetLife Inc., $3.75 Conv. Pfd.	100,400	7,100,288

Multi-Line Insurance—0.70%
Hartford Financial Services Group Inc., Series F, $1.81 Conv. Pfd.	289,400	6,201,842

Oil & Gas Exploration & Production—0.98%
Apache Corp., Series D, $3.00 Conv. Pfd.	157,200	8,730,888

Packaged Foods & Meats—0.45%
2009 Dole Food Automatic Common Exchange Security Trust, $0.88 Conv. Pfd.(c)	396,000	3,978,572

Regional Banks—1.25%
KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	2,021,580
Wintrust Financial Corp., Class C, $50.00 Conv. Pfd.	1,000	1,027,600
Wintrust Financial Corp., $3.75 Conv. Pfd.	147,300	8,119,912

		11,169,092

Research & Consulting Services—0.90%
Nielsen Holdings N.V. (Netherlands), $3.13 Conv. Pfd.	138,120	8,054,123

Tires & Rubber—0.29%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	63,000	2,610,090

Trucking—0.76%
2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(c)	606,100	6,743,590

Total Preferred Stocks (Cost $130,371,922)		130,191,204

Common Stocks—1.66%

Biotechnology—0.77%
Alexion Pharmaceuticals, Inc. (g)	73,464	6,821,867

Computer Storage & Peripherals—0.21%
EMC Corp. (g)	62,565	1,869,442

Railroads—0.23%
Kansas City Southern (g)	28,990	2,078,293

Wireless Telecommunication Services—0.45%
Crown Castle International Corp. (g)	75,336	4,018,423

Total Common Stocks (Cost $6,753,040)		14,788,025

Money Market Funds—3.47%
Liquid Assets Portfolio — Institutional Class (h)	15,466,133	15,466,133
Premier Portfolio — Institutional Class (h)	15,466,132	15,466,132

Total Money Market Funds (Cost $30,932,265)		30,932,265

TOTAL INVESTMENTS—98.79% (Cost $827,967,497)		880,492,132

OTHER ASSETS LESS LIABILITIES—1.21%		10,823,374

NET ASSETS—100.00%		$891,315,506

Investment Abbreviations:

Conv.	— Convertible
Deb.	— Debentures
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $199,766,405, which represented 22.41% of the Fund’s Net Assets.

(d)	Step coupon bond. Rate shown is the rate in effect on March 31, 2012.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Zero coupon bond issued at a discount.

(g)	Non-income producing security.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Convertible Securities Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Level 1	Level 2	Level 3	Total

Equity Securities	$139,111,722	$36,799,772	$—	$175,911,494

Corporate Debt Securities	—	704,580,638	—	704,580,638

Total Investments	$139,111,722	$741,380,410	$—	$880,492,132

Invesco Convertible Securities Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $118,746,900 and $129,035,315, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$72,651,230

Aggregate unrealized (depreciation) of investment securities	(24,545,127)

Net unrealized appreciation of investment securities	$48,106,103

Invesco Convertible Securities Fund

Invesco Allocation Funds
Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012
invesco.com/us            AAS-QTR-1    03/12      Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)
Invesco Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers—100.49%(a)

					Change in
	% of Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	03/31/12	12/31/11	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/12	03/31/12

Asset Allocation Funds—13.42%
Invesco Balanced-Risk Allocation Fund	9.45%	$27,965,029	$1,006,396	$(104,465)	$1,560,635	$8,459	$—	2,423,997	$30,436,054
Invesco Balanced-Risk Commodity Strategy Fund(b)	3.97%	11,782,064	445,646	(672,326)	1,182,005	69,011	—	1,144,764	12,806,400

Total Asset Allocation Funds		39,747,093	1,452,042	(776,791)	2,742,640	77,470	—		43,242,454

Domestic Equity Funds—19.56%
Invesco Charter Fund	2.75%	8,160,396	135,004	(298,656)	833,112	39,511	—	477,870	8,869,367
Invesco Diversified Dividend Fund	4.26%	12,590,644	88,028	(178,978)	1,193,507	19,962	63,923	1,020,537	13,713,163
Invesco Endeavor Fund(b)	2.09%	6,326,491	42,113	(346,864)	651,674	68,182	—	363,376	6,741,596
Invesco Small Cap Equity Fund(b)	1.78%	5,342,125	35,525	(229,170)	540,428	53,576	—	398,272	5,742,484
Invesco Van Kampen American Franchise Fund(b)	3.98%	11,477,896	311,199	(1,011,110)	1,949,318	104,923	—	936,105	12,832,226
Invesco Van Kampen Comstock Fund	2.55%	7,633,540	47,303	(394,608)	871,584	62,008	37,109	470,938	8,219,827
Invesco Van Kampen Growth & Income Fund	2.15%	6,504,384	39,277	(216,842)	588,304	25,194	27,103	333,542	6,940,317

Total Domestic Equity Funds		58,035,476	698,449	(2,676,228)	6,627,927	373,356	128,135		63,058,980

Fixed-Income Funds—53.82%
Invesco Core Plus Bond Fund	24.32%	75,409,626	3,697,036	(1,607,537)	951,281	(56,933)	853,203	7,373,673	78,393,473
Invesco Emerging Market Local Currency Debt Fund	3.19%	8,963,952	1,104,183	(524,728)	791,302	(47,316)	118,206	1,075,063	10,287,393
Invesco Floating Rate Fund	5.46%	16,740,960	780,039	(346,814)	444,678	(24,357)	220,108	2,279,689	17,594,506
Invesco High Yield Fund	4.91%	15,168,622	343,570	(519,537)	845,059	(22,104)	253,056	3,752,391	15,815,610
Invesco Premium Income Fund	3.90%	12,346,639	394,890	(243,650)	52,172	1,573	127,637	1,264,234	12,551,624
PowerShares 1-30 Laddered Treasury Portfolio — ETF	12.04%	38,158,744	3,026,115	(709,562)	(1,655,624)	(815)	89,412	1,272,200	38,818,247

Total Fixed-Income Funds		166,788,543	9,345,833	(3,951,828)	1,428,868	(149,952)	1,661,622		173,460,853

Foreign Equity Funds—10.75%
Invesco Developing Markets Fund	3.16%	9,261,273	500,592	(861,872)	1,244,556	35,396	—	318,527	10,179,945
Invesco International Core Equity Fund	3.91%	11,474,001	742,510	(612,838)	1,139,625	(128,281)	—	1,278,958	12,615,017
Invesco International Growth Fund	3.68%	10,830,312	389,127	(469,523)	1,129,035	(14,124)	—	418,135	11,864,827

Total Foreign Equity Funds		31,565,586	1,632,229	(1,944,233)	3,513,216	(107,009)	—		34,659,789

Real Estate Funds—1.94%
Invesco Global Real Estate Fund	1.94%	5,799,801	60,298	(311,100)	684,519	16,001	24,771	577,436	6,249,519
Money Market Funds—1.00%
Liquid Assets Portfolio	0.50%	1,443,743	4,399,414	(4,238,700)	—	—	269	1,259,130	1,604,457
Premier Portfolio	0.50%	1,443,744	4,399,414	(4,238,700)	—	—	215	1,259,130	1,604,458

Total Money Market Funds		2,887,487	8,798,828	(8,477,400)	—	—	484		3,208,915

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $296,649,290)	100.49%	$304,823,986	$21,987,679	$(18,137,580)	$14,997,170	$209,866 (c)	$1,815,012		$323,880,510

OTHER ASSETS LESS LIABILITIES	(0.49)%								(1,568,774)

NET ASSETS	100.00%								$322,311,736

Investment Abbreviations:
ETF — Exchange-Traded Fund
Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed. The Fund invests in the Fund shares of the exchange-traded fund.

(b)	Non-income producing security.

(c)	Includes $611 of capital gains from PowerShares 1-30 Laddered Treasury Portfolio - ETF.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments
March 31, 2012
(Unaudited)
Invesco Growth Allocation Fund
Schedule of Investments in Affiliated Issuers—100.17%(a)

	% of Net				Change in
	Assets	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	03/31/12	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/12	03/31/12

Asset Allocation Funds—21.78%
Invesco Balanced-Risk Allocation Fund	15.84%	$133,958,847	$5,465,419	$(3,432,011)	$7,103,864	$215,866	$—	11,485,754	$143,311,985
Invesco Balanced-Risk Commodity Strategy Fund(b)	5.94%	50,290,060	240,240	(2,041,493)	4,995,491	204,511	—	4,822,600	53,688,809

Total Asset Allocation Funds		184,248,907	5,705,659	(5,473,504)	12,099,355	420,377	—		197,000,794

Domestic Equity Funds—43.28%
Invesco Charter Fund	6.09%	51,321,889	—	(1,649,620)	5,189,121	217,318	—	2,973,656	55,078,708
Invesco Diversified Dividend Fund	9.41%	79,218,917	2,078,029	(3,722,923)	7,224,714	300,426	400,521	6,365,437	85,099,163
Invesco Endeavor Fund(b)	4.63%	40,037,226	—	(2,599,980)	3,978,856	481,198	—	2,267,480	41,897,300
Invesco Small Cap Equity Fund(b)	3.93%	33,816,007	—	(1,939,403)	3,349,840	338,398	—	2,486,437	35,564,842
Invesco Van Kampen American Franchise Fund(b)	8.80%	72,433,403	—	(5,596,210)	12,336,295	372,838	—	5,849,172	79,546,326
Invesco Van Kampen Comstock Fund	5.63%	48,104,724	231,954	(3,214,420)	5,385,908	394,415	231,955	2,933,997	50,902,581
Invesco Van Kampen Growth & Income Fund	4.79%	40,946,214	841,496	(2,267,287)	3,614,575	201,829	170,826	2,083,739	43,336,827

Total Domestic Equity Funds		365,878,380	3,151,479	(20,989,843)	41,079,309	2,306,422	803,302		391,425,747

Fixed-Income Funds—6.79%
Invesco Premium Income Fund	6.79%	61,312,860	3,919,392	(4,092,688)	199,594	22,223	623,089	6,225,157	61,361,381
Foreign Equity Funds—23.80%
Invesco Developing Markets Fund	6.97%	58,468,477	1,384,254	(4,684,758)	7,704,377	151,596	—	1,983,684	63,023,946
Invesco International Core Equity Fund	8.67%	72,485,244	2,350,454	(2,635,210)	7,075,398	(868,386)	—	7,973,856	78,407,500
Invesco International Growth Fund	8.16%	68,448,471	329,616	(1,879,975)	7,082,383	(201,383)	—	2,610,539	73,779,112

Total Foreign Equity Funds		199,402,192	4,064,324	(9,199,943)	21,862,158	(918,173)	—		215,210,558

Real Estate Funds—4.28%
Invesco Global Real Estate Fund	4.28%	36,517,161	154,902	(2,277,100)	4,785,458	(467,626)	154,902	3,600,153	38,712,795
Money Market Funds—0.24%
Liquid Assets Portfolio	0.12%	91,912	10,901,128	(9,890,332)	—	—	314	2,362,286	1,102,708
Premier Portfolio	0.12%	91,912	10,901,128	(9,890,332)	—	—	244	2,362,286	1,102,708

Total Money Market Funds		183,824	21,802,256	(19,780,664)	—	—	558		2,205,416

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $802,618,132)	100.17%	$847,543,324	$38,798,012	$(61,813,742)	$80,025,874	$1,363,223	$1,581,851		$905,916,691

OTHER ASSETS LESS LIABILITIES	(0.17)%								(1,514,285)

NET ASSETS	100.00%								$904,402,406

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments
March 31, 2012
(Unaudited)
Invesco Moderate Allocation Fund
Schedule of Investments in Affiliated Issuers—100.08%(a)

					Change in
	% of Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	03/31/12	12/31/11	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/12	03/31/12

Asset Allocation Funds—17.36%
Invesco Balanced-Risk Allocation Fund	12.40%	$90,965,195	$3,329,287	$(1,321,416)	$4,980,277	$71,416	$—	7,833,389	$98,024,759
Invesco Balanced-Risk Commodity Strategy Fund(b)	4.96%	36,423,983	683,280	(1,758,416)	3,633,035	192,618	—	3,513,318	39,174,500

Total Asset Allocation Funds		127,389,178	4,012,567	(3,079,832)	8,613,312	264,034	—		137,199,259

Domestic Equity Funds—31.74%
Invesco Charter Fund	4.46%	32,627,618	99,179	(970,410)	3,324,851	146,520	—	1,901,279	35,227,758
Invesco Diversified Dividend Fund	6.90%	50,588,914	472,463	(1,346,078)	4,742,478	107,336	257,073	4,081,544	54,565,113
Invesco Endeavor Fund(b)	3.40%	25,597,083	—	(1,608,427)	2,559,492	307,072	—	1,453,296	26,855,220
Invesco Small Cap Equity Fund(b)	2.89%	21,467,814	—	(1,010,968)	2,146,025	230,203	—	1,592,797	22,833,074
Invesco Van Kampen American Franchise Fund(b)	6.45%	46,008,953	572,782	(3,797,974)	7,706,621	471,194	—	3,733,848	50,961,576
Invesco Van Kampen Comstock Fund	4.13%	30,551,932	148,946	(1,767,246)	3,478,203	240,548	148,946	1,871,573	32,652,383
Invesco Van Kampen Growth & Income Fund	3.51%	26,138,729	151,452	(1,016,738)	2,365,005	88,182	109,410	1,333,995	27,726,630

Total Domestic Equity Funds		232,981,043	1,444,822	(11,517,841)	26,322,675	1,591,055	515,429		250,821,754

Fixed-Income Funds—30.00%
Invesco Core Plus Bond Fund	9.06%	69,521,152	4,120,880	(2,857,568)	910,258	(102,458)	780,855	6,763,432	71,592,264
Invesco Emerging Market Local Currency Debt Fund	2.38%	16,551,421	1,787,134	(906,935)	1,402,920	(51,736)	216,474	1,970,687	18,782,804
Invesco Floating Rate Fund	3.05%	23,179,690	1,324,297	(963,477)	747,693	(171,094)	302,365	3,129,279	24,117,109
Invesco High Yield Fund	3.65%	27,968,433	718,573	(1,337,629)	1,530,744	(30,751)	462,660	6,853,862	28,849,370
Invesco Premium Income Fund	5.82%	45,762,303	2,409,351	(2,305,921)	172,538	7,203	470,410	4,658,171	46,045,474

PowerShares 1-30 Laddered Treasury Portfolio — ETF	6.04%	47,302,296	4,217,334	(1,727,163)	(2,068,613)	84,268	—	1,567,700	47,735,184

Total Fixed-Income Funds		230,285,295	14,577,569	(10,098,693)	2,695,540	(264,568)	2,232,764		237,122,205

Foreign Equity Funds—17.45%
Invesco Developing Markets Fund	5.11%	37,218,374	1,375,548	(3,283,279)	4,954,161	120,142	—	1,268,933	40,384,946
Invesco International Core Equity Fund	6.36%	46,110,088	2,207,457	(2,092,419)	4,795,920	(779,420)	—	5,095,295	50,241,626

Invesco International Growth Fund	5.98%	43,598,173	745,560	(1,481,167)	4,449,682	(11,193)	—	1,667,355	47,301,055

Total Foreign Equity Funds		126,926,635	4,328,565	(6,856,865)	14,199,763	(670,471)	—		137,927,627

Real Estate Funds—3.14%
Invesco Global Real Estate Fund	3.14%	23,306,754	99,335	(1,393,919)	2,732,040	54,475	99,335	2,299,457	24,798,685
Money Market Funds—0.39%
Liquid Assets Portfolio	0.19%	2,845,384	9,276,844	(10,582,451)	—	—	433	2,391,523	1,539,777

Premier Portfolio	0.20%	2,845,384	9,276,844	(10,582,451)	—	—	341	2,391,523	1,539,777

Total Money Market Funds		5,690,768	18,553,688	(21,164,902)	—	—	774		3,079,554

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $708,887,592)	100.08%	$746,579,673	$43,016,546	$(54,112,052)	$54,563,330	$974,525 (c)	$2,848,302		$790,949,084

OTHER ASSETS LESS LIABILITIES	(0.08)%								(607,431)

NET ASSETS	100.00%								$790,341,653

Investment Abbreviations:
ETF — Exchange-Traded Fund
Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed. The Fund invests in the Fund shares of the exchange-traded fund.

(b)	Non-income producing security.

(c)	Includes $72,938 of capital gains from PowerShares 1-30 Laddered Treasury Portfolio - ETF.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
          Each Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the funds as a result of having the same investment adviser are set forth below.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the
Invesco Allocation Funds

A.	Security Valuations — (continued)

independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
Invesco Allocation Funds

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total

Invesco Conservative Allocation Fund	$323,880,510	$—	$—	$323,880,510
Invesco Growth Allocation Fund	905,916,691	—	—	905,916,691
Invesco Moderate Allocation Fund	790,949,084	—	—	790,949,084
NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months ended		At March 31, 2012
	March 31, 2012*		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation

Invesco Conservative Allocation Fund	$13,188,851	$9,660,180	$304,814,476	$19,467,398	$(401,364)	$19,066,034
Invesco Growth Allocation Fund	16,995,756	42,033,078	815,622,773	102,184,261	(11,890,343)	90,293,918
Invesco Moderate Allocation Fund	24,462,858	32,947,150	720,024,999	75,992,676	(5,068,591)	70,924,085

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Allocation Funds

Invesco Global Quantitative Core Fund
Effective March 1, 2012, Invesco Global Equity Fund
was renamed Invesco Global Quantitative Core Fund.
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	GQC-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—96.84%

Australia—2.60%
Beach Energy Ltd.	222,806	$339,152
BHP Billiton Ltd.	19,824	716,715
Iluka Resources Ltd.	89,424	1,647,328
National Australia Bank Ltd.	21,484	547,268
Telstra Corp. Ltd.	146,607	499,460

		3,749,923

Austria—3.06%
Andritz AG	27,743	2,715,122
Voestalpine AG	50,432	1,695,990

		4,411,112

Belgium—1.64%
Solvay SA	19,915	2,357,788

Canada—5.33%
ATCO Ltd. -Class I	8,400	589,087
BCE Inc. (a)	65,600	2,627,157
Canadian Imperial Bank of Commerce	8,000	611,571
Enbridge Inc.	58,300	2,264,657
National Bank of Canada	17,100	1,360,901
Tim Hortons, Inc.	4,100	219,368

		7,672,741

Germany—1.56%
Infineon Technologies AG	15,860	162,155
Kabel Deutschland Holding AG (b)	27,985	1,728,456
Suedzucker AG	11,145	354,880

		2,245,491

Greece—0.55%
OPAP SA	82,266	797,651

Hong Kong—1.16%
Cheung Kong (Holdings) Ltd.	92,000	1,188,266
Orient Overseas International Ltd.	43,500	309,490
Sino Land Co. Ltd.	106,000	170,175

		1,667,931

Italy—0.32%
Intesa Sanpaolo S.p.A.	253,205	453,868

Japan—8.16%
Asahi Glass Co., Ltd.	129,000	1,105,587
Canon Inc. (b)	40,300	1,921,237
Central Japan Railway Co.	337	2,786,888
Kao Corp.	20,600	543,266
Mitsubishi Electric Corp.	153,000	1,360,330
Mitsui & Co., Ltd.	13,000	213,913
Sankyu Inc.	74,000	291,736
Sumitomo Metal Mining Co., Ltd.	14,000	198,694
Sumitomo Mitsui Financial Group, Inc.	30,800	1,022,420
Tokio Marine Holdings, Inc.	83,300	2,310,463

		11,754,534

Netherlands—2.31%
Delta Lloyd N.V.	30,076	528,681
European Aeronautic Defence and Space Co.	68,284	2,796,316

		3,324,997

New Zealand—1.90%
Telecom Corp. of New Zealand Ltd.	1,378,569	2,737,607

Norway—0.68%
Prosafe S.E.	37,360	297,080
TGS Nopec Geophysical Co. ASA	24,738	679,435

		976,515

Portugal—1.03%
Jeronimo Martins, SGPS, S.A.	72,558	1,478,171

Singapore—0.20%
UOL Group Ltd.	77,000	290,312

Spain—0.65%
Banco Santander S.A.	121,373	934,020

Sweden—4.23%
Nordea Bank A.B.	130,427	1,185,789
Saab A.B. -Class B	66,176	1,235,299
Skandinaviska Enskilda Banken A.B. -Class A	114,613	814,210
Swedish Match A.B.	71,786	2,857,985

		6,093,283

Switzerland—2.53%
ACE Ltd. (b)	1,800	131,760
Banque Cantonale Vaudoise	1,646	872,147
Garmin Ltd. (a)(b)	56,100	2,633,895

		3,637,802

United Kingdom—7.68%
AstraZeneca PLC	25,734	1,143,950
BHP Billiton PLC	65,481	2,005,191
British American Tobacco PLC	5,676	286,660
BT Group PLC	68,133	246,410
Ladbrokes PLC	118,640	303,832
Next PLC	30,430	1,452,000
Rio Tinto PLC	36,834	2,041,892
Royal Dutch Shell PLC -Class A	70,598	2,465,795
Royal Dutch Shell PLC -Class B	19,615	691,100
William Hill PLC	99,903	417,730

		11,054,560

See accompanying notes which are an integral part of this schedule.
Invesco Global Quantitative Core Fund

	Shares	Value

United States—51.25%
Activision Blizzard, Inc.	220,700	$2,829,374
Aetna Inc.	24,900	1,248,984
American Capital Ltd. (b)	45,589	395,257
Amgen Inc.	41,900	2,848,781
Apollo Group, Inc. -Class A (b)	48,400	1,870,176
Apple Inc. (b)	600	359,682
Best Buy Co., Inc.	6,000	142,080
Bristol-Myers Squibb Co.	77,400	2,612,250
Cardinal Health, Inc.	4,000	172,440
Chevron Corp.	32,800	3,517,472
Cisco Systems, Inc.	152,000	3,214,800
Citigroup Inc.	68,500	2,503,675
Coca-Cola Enterprises Inc.	36,100	1,032,460
ConocoPhillips	40,800	3,101,208
Dell Inc. (b)	157,500	2,614,500
Discover Financial Services	73,900	2,463,826
Domtar Corp.	28,800	2,746,944
Dr. Pepper Snapple Group, Inc.	13,300	534,793
Eli Lilly & Co.	9,600	386,592
Entergy Corp.	4,600	309,120
Forest Laboratories, Inc. (b)	15,400	534,226
Humana Inc.	13,100	1,211,488
IAC/InterActiveCorp	53,700	2,636,133
International Business Machines Corp.	18,600	3,880,890
ITT Educational Services, Inc. (a)(b)	4,300	284,402
JPMorgan Chase & Co.	61,400	2,823,172
KeyCorp	65,700	558,450
LSI Corp. (b)	43,200	374,976
Macy’s, Inc.	17,700	703,221
Marathon Oil Corp.	86,500	2,742,050
Microsoft Corp.	31,400	1,012,650
Motorola Solutions, Inc.	58,900	2,993,887
Northrop Grumman Corp.	23,628	1,443,198
Pfizer Inc.	128,500	2,911,810
Philip Morris International Inc.	40,200	3,562,122
Tech Data Corp. (b)	3,000	162,780
Torchmark Corp.	9,000	448,650
U.S. Bancorp	86,500	2,740,320
UnitedHealth Group Inc.	56,500	3,330,110
Valero Energy Corp.	61,500	1,584,855
Verizon Communications Inc.	76,700	2,932,241

		73,776,045

Total Common Stocks (Cost $124,970,113)		139,414,351

Money Market Funds—0.73%
Liquid Assets Portfolio — Institutional Class (c)	524,859	524,859
Premier Portfolio — Institutional Class (c)	524,859	524,859

Total Money Market Funds (Cost $1,049,718)		1,049,718

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—97.57% (Cost $126,019,831)		140,464,069

Investments Purchased with Cash Collateral from Securities on Loan—1.74%
Liquid Assets Portfolio — Institutional Class (Cost $2,506,240)(c)(d)	2,506,240	$2,506,240

TOTAL INVESTMENTS—99.31% (Cost $128,526,071)		142,970,309

OTHER ASSETS LESS LIABILITIES—0.69%		993,375

NET ASSETS—100.00%		$143,963,684

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at March 31, 2012.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Global Quantitative Core Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Quantitative Core Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Global Quantitative Core Fund

E.	Foreign Currency Translations —(continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment
Invesco Global Quantitative Core Fund

NOTE 2 — Additional Valuation Information
at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2012, there transfers from Level 1 to Level 2 of $26,717,082 and from Level 2 to Level 1 of $7,916,491, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$3,033,209	$716,714	$—	$3,749,923
Austria	4,411,112	—	—	4,411,112
Belgium	2,357,788	—	—	2,357,788
Canada	7,672,741	—	—	7,672,741
Germany	2,245,491	—	—	2,245,491
Greece	797,651	—	—	797,651
Hong Kong	1,497,756	170,175	—	1,667,931
Italy	453,868	—	—	453,868
Japan	—	11,754,534	—	11,754,534
Netherlands	3,324,997	—	—	3,324,997
New Zealand	2,737,607	—	—	2,737,607
Norway	297,080	679,435	—	976,515
Portugal	1,478,171	—	—	1,478,171
Singapore	290,312	—	—	290,312
Spain	934,020	—	—	934,020
Sweden	6,093,283	—	—	6,093,283
Switzerland	3,637,802	—	—	3,637,802
United Kingdom	5,783,307	5,271,253	—	11,054,560
United States	77,332,003	—	—	77,332,003

	$124,378,198	$18,592,111	$—	$142,970,309

Futures*	21,459	—	—	21,459

Total Investments	$124,399,657	$18,592,111	$—	$142,991,768

*	Unrealized appreciation.
NOTE 3 — Derivative Investments

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

CME E-Mini S&P 500 Index	30	June-2012	$2,104,800	$33,945
Dow Jones EURO STOXX 50 Index	20	June-2012	642,577	(19,688)
FTSE 100 Index	4	June-2012	366,596	(5,160)
SGX NIKKEI 225 Index	6	June-2012	365,624	12,362

Total			$3,479,597	$21,459

Invesco Global Quantitative Core Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $21,245,608 and $26,243,455, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,332,552

Aggregate unrealized (depreciation) of investment securities	(4,953,821)

Net unrealized appreciation of investment securities	$14,378,731

Cost of investments for tax purposes is $128,591,578.
NOTE 5 — Significant Event
Effective March 1, 2012, the Invesco Global Equity Fund changed its name to Invesco Global Quantitative Core Fund.
Invesco Global Quantitative Core Fund

Invesco Income Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	INCAL-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers—100.10%(a)

					Change in
	% of Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	03/31/12	12/31/11	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/12	03/31/12

Domestic Equity Funds—23.56%
Invesco Diversified Dividend Fund	15.55%	$13,659,359	$468,265	$(432,678)	$1,388,128	$(63,164)	$70,903	1,152,717	$15,019,910
Invesco Utilities Fund	8.01%	8,066,266	207,480	(351,164)	(125,315)	(61,007)	58,142	466,884	7,736,260

Total Domestic Equity Funds		21,725,625	675,745	(783,842)	1,262,813	(124,171)	129,045		22,756,170

Fixed-Income Funds—64.54%
Invesco Core Plus Bond Fund	15.14%	16,804,984	473,471	(2,865,910)	518,054	(308,620)	174,963	1,367,818	14,621,979
Invesco Floating Rate Fund	6.99%	6,523,289	263,201	(202,416)	203,764	(38,829)	86,563	876,495	6,749,009
Invesco High Yield Fund	10.35%	12,934,855	399,645	(4,002,863)	767,301	(100,820)	185,253	2,369,222	9,998,118
Invesco International Total Return Fund	4.88%	4,613,439	202,812	(143,799)	26,230	9,775	19,973	430,783	4,708,457
Invesco Premium Income Fund	13.77%	—	13,747,985	(263,044)	(182,389)	(2,714)	137,928	1,312,916	13,299,838
Invesco Short Term Bond Fund	4.96%	5,611,431	128,996	(1,013,516)	192,640	(128,472)	29,511	551,968	4,791,079
Invesco U.S. Government Fund	—%	6,908,985	62,847	(6,956,943)	(441,331)	426,442	23,902	—	—

Invesco Van Kampen Corporate Bond Fund	8.45%	8,168,692	256,089	(435,318)	254,078	(87,831)	97,419	1,170,116	8,155,710

Total Fixed-Income Funds		61,565,675	15,535,046	(15,883,809)	1,338,347	(231,069)	755,512		62,324,190

Foreign Equity Funds—4.96%
Invesco International Core Equity Fund	4.96%	3,999,996	590,878	(138,248)	416,895	(84,014)	—	477,120	4,785,507
Real Estate Funds—7.04%
Invesco Global Real Estate Income Fund	7.04%	6,475,917	211,519	(275,989)	416,194	(25,817)	80,848	792,753	6,801,824

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $94,020,078)	100.10%	$93,767,213	$17,013,188	$(17,081,888)	$3,434,249	$(465,071)	$965,405		$96,667,691

OTHER ASSETS LESS LIABILITIES	(0.10)%								(94,416)

NET ASSETS	100.00%								$96,573,275

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the funds as a result of having the same investment adviser are set forth below.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have
Invesco Income Allocation Fund

A.	Security Valuations — (continued)

additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Level 1	Level 2	Level 3	Total

Equity Securities	$96,667,691	$—	$—	$96,667,691

Invesco Income Allocation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $17,013,188 and $17,081,888, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,897,911

Aggregate unrealized (depreciation) of investment securities	(9,911,993)

Net unrealized appreciation (depreciation) of investment securities	$(6,014,082)

Cost of investments for tax purposes is $102,681,773.
Invesco Income Allocation Fund

Invesco International Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	INTAL-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)
Invesco International Allocation Fund
Schedule of Investments in Affiliated Issuers—100.07%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/12	03/31/12

Foreign Equity Funds—99.80%
Invesco Developing Markets Fund	4.59%	$7,679,859	$88,805	$(177,672)	$1,018,164	$(17,140)	$—	266,419	$8,592,016
Invesco Emerging Markets Equity Fund	4.18%	7,057,298	88,805	(177,672)	869,480	(14,469)	—	943,720	7,823,442
Invesco International Core Equity Fund	30.24%	52,895,418	611,770	(1,223,965)	5,126,053	(759,893)	—	5,647,994	56,649,383
Invesco International Growth Fund	23.17%	39,860,380	444,026	(888,362)	4,077,605	(93,666)	—	1,539,553	43,399,983
Invesco International Small Company Fund	10.02%	17,778,698	197,345	(394,828)	1,258,525	(70,508)	—	985,262	18,769,232
PowerShares International Dividend Achievers Portfolio — ETF	27.60%	49,368,114	—	(335,009)	2,666,869	(2,069)	239,103	3,365,749	51,697,905

Total Foreign Equity Funds		174,639,767	1,430,751	(3,197,508)	15,016,696	(957,745)	239,103		186,931,961

Money Market Funds—0.27%
Liquid Assets Portfolio	0.13%	478,118	1,560,678	(1,784,079)	—	—	78	254,717	254,717
Premier Portfolio	0.14%	478,118	1,560,678	(1,784,079)	—	—	61	254,717	254,717

Total Money Market Funds		956,236	3,121,356	(3,568,158)	—	—	139		509,434

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $205,334,970)	100.07%	$175,596,003	$4,552,107	$(6,765,666)	$15,016,696	$(957,745)	$239,242		$187,441,395

OTHER ASSETS LESS LIABILITIES	(0.07)%								(124,666)

NET ASSETS	100.00%								$187,316,729

Investment Abbreviations:

ETF — Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc.
A. Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco International Allocation Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Level 1	Level 2	Level 3	Total

Equity Securities	$187,441,395	$—	$—	$187,441,395

Invesco International Allocation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $1,430,751 and $3,197,508, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,002,308
Aggregate unrealized (depreciation) of investment securities	(42,183,637)

Net unrealized appreciation (depreciation) of investment securities	$(38,181,329)

Cost of investments for tax purposes is $225,622,724.
Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2012

invesco.com/us	MCCE-QTR-1 03/12 Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—77.40%

Aerospace & Defense—2.61%
Alliant Techsystems Inc.	266,565	$13,360,238
Exelis Inc.	2,811,713	35,202,647
Moog Inc. -Class A (b)	500,057	21,447,444

		70,010,329

Apparel Retail—1.21%
Citi Trends Inc. (b)(c)	844,189	9,674,406
Guess?, Inc.	732,712	22,897,250

		32,571,656

Application Software—2.36%
Adobe Systems Inc. (b)	1,842,077	63,201,662

Asset Management & Custody Banks—2.30%
Legg Mason, Inc.	862,175	24,080,548
Northern Trust Corp.	790,508	37,509,604

		61,590,152

Auto Parts & Equipment—1.43%
Tenneco Inc. (b)	1,029,778	38,256,253

Brewers—2.35%
Boston Beer Company, Inc. (The) -Class A (b)	83,571	8,924,547
Molson Coors Brewing Co. -Class B	1,198,917	54,250,994

		63,175,541

Communications Equipment—2.77%
Juniper Networks, Inc. (b)	841,297	19,248,875
Motorola Mobility Holdings Inc. (b)	631,950	24,797,718
Research In Motion Ltd. (Canada)(b)	998,402	14,686,494
Tellabs, Inc.	3,831,899	15,519,191

		74,252,278

Computer & Electronics Retail—0.86%
GameStop Corp. -Class A	1,051,005	22,953,949

Computer Storage & Peripherals—0.82%
NetApp, Inc. (b)	489,386	21,909,811

Construction & Engineering—1.74%
Chicago Bridge & Iron Co. N.V. -New York Shares (Netherlands)	522,706	22,575,672
Foster Wheeler AG (Switzerland)(b)	1,064,853	24,236,054

		46,811,726

Construction & Farm Machinery & Heavy Trucks—0.90%
Terex Corp. (b)	1,071,360	24,105,600

Construction Materials—0.88%
CRH plc (Ireland)	1,155,924	23,644,864

Consumer Electronics—0.27%
Garmin Ltd. (Switzerland)(b)	156,607	7,352,699

Data Processing & Outsourced Services—0.77%
Western Union Co. (The)	1,167,858	20,554,301

Department Stores—0.96%
Macy’s, Inc.	646,094	25,669,315

Diversified Chemicals—0.91%
Huntsman Corp.	1,734,993	24,307,252

Electric Utilities—0.47%
Edison International	298,496	12,689,065

Electronic Components—2.08%
Amphenol Corp. -Class A	621,444	37,143,708
Dolby Laboratories Inc. -Class A (b)	487,475	18,553,298

		55,697,006

Electronic Equipment & Instruments—0.50%
Checkpoint Systems, Inc. (b)	1,197,131	13,503,638

Electronic Manufacturing Services—0.87%
Molex Inc.	828,283	23,291,318

Environmental & Facilities Services—1.20%
Republic Services, Inc.	1,053,030	32,180,597

Food Retail—0.62%
Safeway Inc.	829,649	16,767,206

General Merchandise Stores—0.75%
Family Dollar Stores, Inc.	319,131	20,194,610

Gold—0.47%
Agnico-Eagle Mines Ltd. (Canada)	374,882	12,513,561

Health Care Equipment—3.13%
Boston Scientific Corp. (b)	3,283,824	19,637,267
Hologic, Inc. (b)	2,498,703	53,847,050
Olympus Corp. (Japan)	650,700	10,641,959

		84,126,276

Health Care Facilities—1.25%
Rhoen-Klinikum AG (Germany)	710,567	14,267,371
VCA Antech, Inc. (b)	832,772	19,328,638

		33,596,009

See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

	Shares	Value

Health Care Services—2.40%
DaVita, Inc. (b)	182,779	$16,481,182
Laboratory Corp. of America Holdings (b)	232,805	21,310,970
Quest Diagnostics Inc.	436,745	26,706,957

		64,499,109

Homebuilding—0.47%
D.R. Horton, Inc.	836,929	12,696,213

Industrial Machinery—3.49%
IDEX Corp.	52,587	2,215,490
Ingersoll-Rand PLC (Ireland)	724,747	29,968,288
ITT Corp.	535,290	12,279,553
SPX Corp.	368,192	28,545,926
Xylem, Inc.	741,412	20,574,183

		93,583,440

Insurance Brokers—1.12%
Marsh & McLennan Cos., Inc.	918,373	30,113,451

Investment Banking & Brokerage—0.86%
Charles Schwab Corp. (The)	1,599,562	22,985,706

Leisure Products—0.42%
Hasbro, Inc.	306,166	11,242,416

Life & Health Insurance—1.22%
Torchmark Corp.	656,131	32,708,130

Life Sciences Tools & Services—2.05%
Agilent Technologies, Inc.	807,215	35,929,140
Life Technologies Corp. (b)	390,003	19,039,946

		54,969,086

Managed Health Care—1.52%
Aetna Inc.	811,969	40,728,365

Marine—0.83%
Kirby Corp. (b)	339,774	22,353,731

Multi-Sector Holdings—0.37%
PICO Holdings, Inc. (b)	425,720	9,983,134

Office Services & Supplies—0.97%
Pitney Bowes Inc.	1,478,249	25,987,617

Oil & Gas Drilling—0.68%
Transocean Ltd.	334,960	18,322,312

Oil & Gas Equipment & Services—4.22%
Cameron International Corp. (b)	615,963	32,541,325
CARBO Ceramics Inc.	202,530	21,356,789
ShawCor Ltd. -Class A (Canada)	431,695	13,591,921
Weatherford International Ltd. (b)	3,036,713	45,823,999

		113,314,034

Oil & Gas Exploration & Production—1.63%
Newfield Exploration Co. (b)	612,693	21,248,193
Southwestern Energy Co. (b)	737,087	22,554,862

		43,803,055

Oil & Gas Refining & Marketing—0.54%
Valero Energy Corp.	566,909	14,609,245

Packaged Foods & Meats—1.93%
JM Smucker Co. (The)	315,876	25,699,671
McCormick & Co., Inc.	481,691	26,218,441

		51,918,112

Personal Products—0.63%
Avon Products, Inc.	876,713	16,973,164

Pharmaceuticals—1.13%
Hospira, Inc. (b)	315,220	11,786,076
Warner Chilcott PLC -Class A (Ireland)(b)	1,098,766	18,470,256

		30,256,332

Property & Casualty Insurance—1.27%
Progressive Corp. (The)	1,475,882	34,210,945

Restaurants—1.07%
Darden Restaurants, Inc.	562,537	28,779,393

Semiconductors—3.62%
Linear Technology Corp.	1,577,763	53,170,613
Microchip Technology Inc.	474,326	17,644,927
Xilinx, Inc.	719,199	26,200,420

		97,015,960

Soft Drinks—0.97%
Dr. Pepper Snapple Group, Inc.	648,036	26,057,528

Specialized Finance—0.86%
Moody’s Corp.	546,201	22,995,062

Specialty Chemicals—2.58%
International Flavors & Fragrances Inc.	557,036	32,642,310
Sigma-Aldrich Corp.	501,790	36,660,777

		69,303,087

Steel—0.37%
Allegheny Technologies, Inc.	238,625	9,824,191

Systems Software—4.13%
CA, Inc.	1,322,016	36,434,761
Symantec Corp. (b)	3,982,454	74,471,890

		110,906,651

Thrifts & Mortgage Finance—1.13%
People’s United Financial Inc.	2,288,828	30,304,083

See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

	Shares	Value

Trucking—0.44%
Con-way Inc.	362,957	$11,836,028

Total Common Stocks (Cost $1,787,973,863)		2,077,206,254

Money Market Funds—21.94%
Liquid Assets Portfolio — Institutional Class (d)	294,400,387	294,400,387
Premier Portfolio — Institutional Class (d)	294,400,387	294,400,387

Total Money Market Funds (Cost $588,800,774)		588,800,774

TOTAL INVESTMENTS—99.34% (Cost $2,376,774,637)		2,666,007,028

OTHER ASSETS LESS LIABILITIES—0.66%		17,700,121

NET ASSETS—100.00%		$2,683,707,149

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of March 31, 2012 represented 0.36% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Mid Cap Core Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted..
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Mid Cap Core Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,642,362,164	$23,644,864	$—	$2,666,007,028

NOTE 3— Investments in Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended March 31, 2012.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value	Dividend
	12/31/11	at Cost	from Sales	Appreciation	(Loss)	03/31/12	Income

Citi Trends Inc.	$7,411,979	$—	$—	$2,262,427	$—	$9,674,406	$—

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $269,838,309 and $495,536,249, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$360,500,869
Aggregate unrealized (depreciation) of investment securities	(75,854,476)

Net unrealized appreciation of investment securities	$284,646,393

Cost of investments for tax purposes is $2,381,360,635.
Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	SCG-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests —99.37%

Aerospace & Defense—2.85%
Hexcel Corp. (b)	613,813	$14,737,650
TransDigm Group, Inc. (b)	334,371	38,706,787

		53,444,437

Air Freight & Logistics—1.56%
Forward Air Corp.	369,775	13,559,649
Hub Group, Inc. -Class A (b)	435,343	15,685,409

		29,245,058

Apparel Retail—2.32%
DSW Inc. -Class A	263,685	14,442,028
Foot Locker, Inc.	518,947	16,113,304
Urban Outfitters, Inc. (b)(c)	446,781	13,005,795

		43,561,127

Apparel, Accessories & Luxury Goods—2.50%
Maidenform Brands, Inc. (b)	498,108	11,212,411
Michael Kors Holdings Ltd. (b)(c)	371,282	17,298,028
Under Armour, Inc. -Class A (b)(c)	196,369	18,458,686

		46,969,125

Application Software—9.03%
ANSYS, Inc. (b)	234,658	15,257,463
Aspen Technology, Inc. (b)	863,824	17,734,307
BroadSoft Inc. (b)(c)	415,716	15,901,137
Fair Isaac Corp.	400,552	17,584,233
Informatica Corp. (b)	436,920	23,113,068
Interactive Intelligence Group (b)(c)	337,827	10,307,102
Manhattan Associates, Inc. (b)	392,870	18,673,111
MicroStrategy Inc. -Class A (b)	6,693	937,020
Parametric Technology Corp. (b)	497,376	13,896,685
Quest Software, Inc. (b)	577,339	13,434,679
Solarwinds, Inc. (b)	582,130	22,499,324

		169,338,129

Asset Management & Custody Banks—0.95%
Affiliated Managers Group, Inc. (b)	159,155	17,795,121

Auto Parts & Equipment—1.27%
Tenneco Inc. (b)	320,547	11,908,321
TRW Automotive Holdings Corp. (b)	254,512	11,822,082

		23,730,403

Automotive Retail—1.47%
Group 1 Automotive, Inc. (c)	249,142	13,994,306
Monro Muffler Brake, Inc.	328,422	13,626,229

		27,620,535

Biotechnology—3.76%
Acorda Therapeutics Inc. (b)	343,511	9,120,217
BioMarin Pharmaceutical Inc. (b)	517,494	17,724,170
Incyte Corp. (b)(c)	894,271	17,259,430
Myriad Genetics, Inc. (b)	585,951	13,863,601
United Therapeutics Corp. (b)	268,195	12,640,030

		70,607,448

Building Products—0.72%
A.O. Smith Corp.	301,500	13,552,425

Casinos & Gaming—0.97%
Penn National Gaming, Inc. (b)	421,262	18,105,841

Coal & Consumable Fuels—0.27%
James River Coal Co. (b)(c)	971,298	4,973,046

Communications Equipment—2.41%
Ciena Corp. (b)	518,732	8,398,271
Finisar Corp. (b)	565,424	11,393,294
NETGEAR, Inc. (b)	374,678	14,312,700
Polycom, Inc. (b)	578,675	11,035,332

		45,139,597

Computer & Electronics Retail—0.54%
GameStop Corp. -Class A (c)	461,776	10,085,188

Construction & Farm Machinery & Heavy Trucks—2.79%
Lindsay Corp.	205,720	13,633,064
WABCO Holdings Inc. (b)	291,302	17,617,945
Wabtec Corp.	280,310	21,126,965

		52,377,974

Data Processing & Outsourced Services—1.00%
Alliance Data Systems Corp. (b)	148,811	18,744,234

Distributors—0.83%
Pool Corp.	416,062	15,569,040

Diversified Chemicals—0.74%
Olin Corp.	636,711	13,848,464

Diversified REIT’s—0.78%
Colonial Properties Trust	669,246	14,542,716

Electric Utilities—0.79%
ITC Holdings Corp. (c)	191,812	14,758,015

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

	Shares	Value

Electrical Components & Equipment—0.76%
Acuity Brands, Inc.	228,092	$14,331,020

Electronic Components—0.83%
Littelfuse, Inc.	249,269	15,629,166

Electronic Equipment & Instruments—1.48%
Cognex Corp.	317,328	13,442,014
National Instruments Corp.	504,447	14,386,828

		27,828,842

Environmental & Facilities Services—0.85%
Tetra Tech, Inc. (b)	603,529	15,909,024

Fertilizers & Agricultural Chemicals—0.46%
Intrepid Potash, Inc. (b)	353,535	8,601,507

Food Retail—0.62%
Ruddick Corp. (b)	288,892	11,584,569

Footwear—0.98%
Steven Madden, Ltd. (b)	431,018	18,426,020

Gold—0.46%
Allied Nevada Gold Corp. (b)	138,187	4,495,223
Detour Gold Corp. (Canada)(b)	164,652	4,105,982

		8,601,205

Health Care Distributors—0.61%
PSS World Medical, Inc. (b)	452,665	11,470,531

Health Care Equipment—4.19%
Insulet Corp. (b)	454,716	8,703,264
Masimo Corp. (b)	506,837	11,849,849
Sirona Dental Systems, Inc. (b)	288,998	14,894,957
STERIS Corp.	414,353	13,101,842
Zoll Medical Corp. (b)	324,978	30,102,712

		78,652,624

Health Care Facilities—0.94%
Health Management Associates Inc. -Class A (b)	1,195,421	8,033,229
VCA Antech, Inc. (b)	410,040	9,517,029

		17,550,258

Health Care Services—2.15%
Chemed Corp.	244,150	15,303,322
HMS Holdings Corp. (b)	379,941	11,857,959
Mednax, Inc. (b)	177,033	13,165,944

		40,327,225

Health Care Supplies—0.42%
Meridian Bioscience, Inc.	402,201	7,794,655

Health Care Technology—0.59%
Quality Systems, Inc. (c)	252,521	11,042,743

Homebuilding—0.75%
Ryland Group, Inc. (The) (c)	732,483	14,122,272

Hotels, Resorts & Cruise Lines—0.57%
Choice Hotels International, Inc. (c)	284,168	10,610,833

Industrial Machinery—2.35%
Crane Co.	286,802	13,909,897
Kennametal Inc.	313,248	13,948,933
Lincoln Electric Holdings, Inc.	359,599	16,297,027

		44,155,857

Insurance Brokers—0.74%
Brown & Brown, Inc.	586,428	13,945,258

Internet Software & Services—2.37%
Ancestry.com, Inc. (b)(c)	296,885	6,751,165
DealerTrack Holdings Inc. (b)	462,927	14,008,171
ValueClick, Inc. (b)	931,989	18,397,463
WebMD Health Corp. (b)(c)	210,032	5,372,618

		44,529,417

Investment Banking & Brokerage—0.80%
Greenhill & Co., Inc. (c)	144,671	6,313,443
Stifel Financial Corp. (b)	231,654	8,765,787

		15,079,230

Leisure Facilities—0.92%
Life Time Fitness, Inc. (b)	339,907	17,189,097

Life Sciences Tools & Services—2.09%
Parexel International Corp. (b)	588,041	15,859,466
PerkinElmer, Inc. (c)	455,562	12,600,845
Techne Corp. (c)	153,976	10,793,717

		39,254,028

Managed Health Care—1.03%
Centene Corp. (b)	395,284	19,357,057

Metal & Glass Containers—0.65%
Greif Inc. -Class A	217,496	12,162,376

Oil & Gas Drilling—1.13%
Atwood Oceanics, Inc. (b)	285,174	12,801,461
Patterson-UTI Energy, Inc.	485,774	8,399,032

		21,200,493

Oil & Gas Equipment & Services—2.92%
Dresser-Rand Group, Inc. (b)	279,187	12,951,485
Dril-Quip, Inc. (b)	205,416	13,356,148
FMC Technologies, Inc. (b)(c)	287,753	14,508,506
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

	Shares	Value

Oil & Gas Equipment & Services—(continued)
Lufkin Industries, Inc.	173,656	$14,005,357

		54,821,496

Oil & Gas Exploration & Production—2.64%
Berry Petroleum Co. -Class A	301,597	14,214,267
Energen Corp.	240,054	11,798,654
Oasis Petroleum Inc. (b)(c)	420,416	12,961,425
Resolute Energy Corp. (b)(c)	931,104	10,595,964

		49,570,310

Packaged Foods & Meats—1.91%
B&G Foods Inc.	674,290	15,178,268
Diamond Foods, Inc.	223,569	5,101,844
Lancaster Colony Corp. (c)	232,895	15,478,202

		35,758,314

Personal Products—1.18%
Nu Skin Enterprises, Inc. -Class A	382,113	22,128,164

Pharmaceuticals—1.01%
Salix Pharmaceuticals, Ltd. (b) (c)	360,486	18,925,515

Property & Casualty Insurance—0.76%
ProAssurance Corp.	160,781	14,166,414

Regional Banks—1.55%
Huntington Bancshares Inc. (c)	1,673,176	10,791,985
SVB Financial Group (b)	284,875	18,328,858

		29,120,843

Research & Consulting Services—1.03%
CoStar Group Inc. (b)	279,363	19,290,015

Restaurants—2.03%
Darden Restaurants, Inc.	240,397	12,298,710
Domino’s Pizza, Inc.	375,143	13,617,691
Jack in the Box Inc. (b)	509,579	12,214,609

		38,131,010

Security & Alarm Services—0.93%
Corrections Corp. of America (b)	641,785	17,527,148

Semiconductor Equipment—2.14%
Cymer, Inc. (b)	263,298	13,164,900
MKS Instruments, Inc.	432,448	12,770,190
Teradyne, Inc. (b)(c)	846,370	14,295,189

		40,230,279

Semiconductors—5.28%
Cavium Inc. (b)	426,071	13,182,637
Hittite Microwave Corp. (b)(c)	249,798	13,566,529
Microsemi Corp. (b)	655,205	14,047,595
PMC-Sierra, Inc. (b)	1,848,816	13,366,940
Power Integrations, Inc.	387,754	14,393,429
Semtech Corp. (b)	499,061	14,203,276
Volterra Semiconductor Corp. (b)	473,389	16,291,682

		99,052,088

Specialty Chemicals—0.68%
Rockwood Holdings Inc. (b)	244,251	12,737,690

Specialty Stores—2.45%
Dick’s Sporting Goods, Inc.	330,574	15,893,998
Tractor Supply Co.	167,963	15,210,729
Vitamin Shoppe, Inc. (b)	335,727	14,842,491

		45,947,218

Steel—0.77%
Carpenter Technology Corp.	276,056	14,418,405

Systems Software—2.54%
CommVault Systems, Inc. (b)	384,030	19,063,249
MICROS Systems, Inc. (b)	322,497	17,830,859
Websense, Inc. (b)	513,324	10,826,003

		47,720,111

Technology Distributors—0.74%
SYNNEX Corp. (b)	362,144	13,812,172

Trading Companies & Distributors—1.62%
Watsco, Inc.	200,750	14,863,530
WESCO International, Inc. (b)	238,976	15,607,523

		30,471,053

Wireless Telecommunication Services—0.90%
SBA Communications Corp. -Class A (b)	333,122	16,925,929

Total Common Stocks & Other Equity Interests (Cost $1,356,645,663)		1,864,117,404

Money Market Funds—1.03%
Liquid Assets Portfolio — Institutional Class (d)	9,632,695	9,632,695
Premier Portfolio — Institutional Class (d)	9,632,696	9,632,696

Total Money Market Funds (Cost $19,265,391)		19,265,391

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.40% (Cost $1,375,911,054)		1,883,382,795

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—5.02%
Liquid Assets Portfolio — Institutional Class (Cost $94,254,464) (d)(e)	94,254,464	$94,254,464
TOTAL INVESTMENTS—105.42% (Cost $1,470,165,518)		1,977,637,259

OTHER ASSETS LESS LIABILITIES—(5.42)%		(101,814,417)

NET ASSETS—100.00%		$1,875,822,842

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2012.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Small Cap Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Small Cap Growth Fund

E. Foreign Currency Translations — (continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,977,637,259	$—	$—	$1,977,637,259

Invesco Small Cap Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $151,650,335 and $175,721,668, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$551,407,979
Aggregate unrealized (depreciation) of investment securities	(45,822,519)

Net unrealized appreciation of investment securities	$505,585,460

Cost of investments for tax purposes is $1,472,051,799
Invesco Small Cap Growth Fund

Invesco Van Kampen Leaders Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VK-LEA-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)
Schedule of Investments in Affiliated Issuers -100.24%(a)

	% of Net				Change in
	Assets	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	03/31/12	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	Income	03/31/12	03/31/12

Domestic Equity Funds—66.53%
Invesco Van Kampen Comstock Fund	33.29%	$57,264,919	$276,531	$(3,926,311)	$7,276,174	$(352,704)	$276,531	3,542,341	$60,538,609
Invesco Van Kampen Equity & Income Fund	33.24%	57,322,550	1,010,586	(2,199,703)	4,348,022	(21,423)	310,601	6,755,311	60,460,032

Total Domestic Equity Funds		114,587,469	1,287,117	(6,126,014)	11,624,196	(374,127)	587,132	10,297,652	120,998,641

Foreign Equity Funds—33.25%
Invesco International Growth Fund	33.25%	57,569,413	2,210,833	(3,741,886)	5,010,609	(575,960)	—	2,145,193	60,473,009
Money Market Funds—0.46%
Liquid Assets Portfolio	0.23%	205,921	3,648,200	(3,437,954)	—	—	81	416,167	416,167
Premier Portfolio	0.23%	205,921	3,648,200	(3,437,954)	—	—	65	416,167	416,167

Total Money Market Funds		411,842	7,296,400	(6,875,908)	—	—	146	832,334	832,334

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $160,829,991)	100.24%	$172,568,724	$10,794,350	$(16,743,808)	$16,634,805	$(950,087)	$587,278	13,275,179	$182,303,984

OTHER ASSETS LESS LIABILITIES	(0.24)%								(442,094)

NET ASSETS	100.00%								$181,861,890

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Leaders Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Leaders Fund

B.	Securities Transactions and Investment Income —Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$182,303,984	$—	$—	$182,303,984

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $2,210,833 and $9,867,899, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$18,556,423

Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$18,556,423

Cost of investments for tax purposes is $163,747,561.
Invesco Van Kampen Leaders Fund

Invesco Van Kampen U.S. Mortgage Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012
invesco.com/us                VK-USM-QTR-1    03/12         Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—126.34%

Collateralized Mortgage Obligations—27.88%

Fannie Mae Grantor Trust,
7.50%, 01/19/39 (a)	$748,648	$851,317
Fannie Mae Interest STRIPS,
6.50%, 10/01/24, IO	674,035	109,964
8.00%, 05/01/30, IO	2,015,720	437,356
7.50%, 01/01/32, IO	702,925	141,673
Fannie Mae REMICs,
2.00%, 08/25/13, IO	37,999,535	818,730
2.00%, 06/25/19	2,487,790	2,551,101
4.50%, 07/25/19	1,960,275	2,005,541
4.50%, 11/25/23, IO	25,748,679	2,730,017
5.50%, 05/25/25	4,852,659	4,917,098
3.00%, 10/25/26, IO	9,476,267	1,052,258
8.00%, 08/18/27 to 09/18/27, IO	2,445,539	568,993
6.00%, 08/25/32 to 05/25/33, IO	905,574	65,058
7.00%, 09/25/32	851,900	1,009,978
7.00%, 05/25/33, IO	2,361,570	446,541
1.01%, 06/25/37 (a)	11,206,546	11,349,904
6.58%, 06/25/39 (a)	2,760,829	3,246,803
0.74%, 03/25/40 (a)	3,982,083	3,982,988
0.77%, 05/25/41 (a)	10,000,000	10,009,922
Freddie Mac REMICs,
4.38%, 05/15/17	2,577,290	2,601,374
4.00%, 06/15/17	5,060,713	5,140,181
4.16%, 07/15/17	3,403,506	3,440,953
3.77%, 09/15/17	3,830,134	3,891,818
3.84%, 09/15/17	4,066,569	4,138,103
4.50%, 06/15/18	834,290	892,816
3.00%, 10/15/18 to 04/15/26	7,252,485	7,589,491
3.75%, 10/15/18	2,686,496	2,779,792
3.00%, 09/15/25, IO	18,377,203	1,724,888
0.64%, 05/15/37 (a)	8,172,864	8,188,813
1.81%, 04/15/38, IO (a)	29,465,372	1,569,340
0.69%, 03/15/39 (a)	9,002,534	9,023,887
0.74%, 03/15/40 (a)	4,710,875	4,734,260
0.79%, 03/15/41 (a)	4,000,000	3,996,875
Freddie Mac STRIPS,
8.00%, 06/01/31, IO	3,227,216	780,162
Freddie Mac Structured Pass Through Securities,
6.50%, 02/25/43	3,469,140	3,898,574
Ginnie Mae REMICs,
2.00%, 01/16/13, IO	82,658,495	1,069,163
4.00%, 04/16/33	2,437,006	2,567,123
4.50%, 10/20/33	1,410,427	1,495,763
5.84%, 01/20/39 (a)	5,069,509	5,754,065
1.24%, 02/16/39 to 07/20/39 (a)	13,631,310	13,910,255
4.51%, 07/20/41 (a)	9,699,320	10,576,028
0.63%, 03/20/42 (a)	14,792,637	14,774,146

		160,833,112

Federal Home Loan Mortgage Corp. (FHLMC)—34.33%

Pass Through Ctfs.,
6.50%, 07/01/14 to 08/01/33	1,667,564	1,885,740
8.50%, 01/01/17 to 08/01/31	1,042,025	1,240,417
5.00%, 10/01/18 to 06/01/40	28,841,751	31,266,757
7.50%, 01/01/20 to 05/01/35	1,079,844	1,292,874
3.50%, 08/01/26	2,153,877	2,282,049
6.00%, 03/01/29	16,788	18,790
8.00%, 08/01/32	582,697	707,250
5.50%, 12/01/36	2,538,856	2,767,737
4.50%, 05/01/38	6,776,262	7,203,091
5.35%, 07/01/38 to 10/17/38	8,503,241	9,490,596
5.80%, 10/01/38 to 01/20/39	8,333,279	9,525,712
5.45%, 11/25/38	7,790,810	8,756,587
Pass Through Ctfs., ARM,
3.15%, 02/01/37 (a)	781,407	831,052
3.35%, 03/01/37 to 03/01/41 (a)	3,303,675	3,480,187
5.53%, 05/01/37 (a)	1,874,704	1,984,372
5.71%, 11/01/37 (a)	4,631,627	5,019,432
5.45%, 01/01/38 (a)	1,184,752	1,267,076
Pass Through Ctfs., TBA,
3.50%, 04/01/42 (b)	11,500,000	11,785,703
4.00%, 04/01/42 (b)	40,000,000	41,831,252
4.50%, 04/01/42 (b)	37,000,000	39,243,125
5.00%, 04/01/42 (b)	15,000,000	16,150,198

		198,029,997

Federal National Mortgage Association (FNMA)—61.72%

Pass Through Ctfs.,
7.00%, 05/01/13 to 07/01/34	872,472	1,006,337
6.50%, 11/01/13 to 11/01/38	13,883,093	15,762,284
6.00%, 01/01/14 to 05/01/40	20,930,222	23,175,607
8.50%, 08/01/14 to 10/01/32	1,463,264	1,747,859
7.50%, 04/01/15 to 08/01/37	1,721,595	2,049,048
13.00%, 06/01/15	50,042	55,574
4.50%, 05/01/19 to 01/01/40	28,617,712	30,855,103
8.00%, 07/01/20 to 04/01/33	1,472,503	1,784,193
5.00%, 03/01/22 to 07/01/37	17,613,523	19,127,364
5.50%, 11/01/22 to 06/01/38	45,047,531	49,441,926
4.00%, 06/01/24 to 02/01/42	16,370,055	17,319,240
9.50%, 04/01/30	249,261	299,000
5.45%, 01/01/38	2,594,903	2,928,062
5.63%, 03/01/41	1,933,789	2,205,412
Pass Through Ctfs., ARM,
3.06%, 03/01/36 (a)	11,923,909	12,707,330
3.24%, 03/01/38 (a)	653,063	693,006
2.32%, 02/01/39 (a)	10,164,573	10,764,727
Pass Through Ctfs., BAL,
3.84%, 04/01/18	3,322,000	3,614,220
Pass Through Ctfs., TBA,
3.50%, 04/01/27 to 04/01/42 (b)	23,125,000	24,040,820
4.00%, 04/01/27 to 04/01/42 (b)	56,000,000	58,940,780
4.50%, 04/01/42 (b)	50,775,000	54,019,842
5.00%, 04/01/42 (b)	21,800,000	23,550,817

		356,088,551

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Government National Mortgage Association (GNMA)—2.41%

Pass Through Ctfs.,
13.00%, 09/15/13 to 05/15/15	$5,088	$5,137
12.25%, 02/15/15	4,577	4,614
9.00%, 11/15/15 to 08/15/24	1,275,587	1,355,553
9.50%, 02/15/16 to 08/15/22	729,359	763,515
8.00%, 05/15/16 to 12/15/21	747,401	788,077
8.50%, 02/20/17	2,938	3,290
7.00%, 08/15/22 to 01/15/29	712,740	834,329
6.50%, 04/15/26 to 11/15/28	359,339	418,784
6.00%, 01/15/28 to 04/20/29	1,465,970	1,664,639
5.50%, 05/15/33 to 10/15/34	3,015,450	3,388,807
Pass Through Ctfs., TBA,
4.50%, 04/01/42 (b)	4,300,000	4,678,266

		13,905,011

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $717,814,252)		728,856,671

Asset-Backed Securities—17.65%

Collateralized Mortgage Obligations—16.78%

American Home Mortgage Investment Trust,
Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.74%, 06/25/45 (a)	2,850,680	2,660,745
BAMLL-DB Trust,
Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29 (c)	5,000,000	4,999,900
Banc of America Merrill Lynch Commercial Mortgage Inc.,
Series 2005-1, Class A4, Variable Rate Pass Through Ctfs., 5.24%, 11/10/42 (a)	775,000	799,627
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR7, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 02/11/41 (a)	3,050,000	3,124,638
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.71%, 04/12/38 (a)	6,500,000	6,208,829
Series 2006-T24, Class AM, Variable Rate Pass Through Ctfs., 5.57%, 10/12/41 (a)	5,000,000	5,371,067
Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45 (a)	4,500,000	5,121,245
Bear Stearns Mortgage Funding Trust,
Series 2006-AR2, Class 1A1, Floating Rate Pass Through Ctfs., 0.44%, 09/25/46 (a)	166,526	87,328
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.40%, 08/25/34 (a)	1,287,057	1,294,627
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A4, Variable Rate Pass Through Ctfs., 6.98%, 01/17/32 (a)	5,611,124	5,822,725
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.78%, 02/25/35 (a)	1,002,601	837,103
Credit Suisse Mortgage Capital Ctfs.,
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 12/22/10; Cost $830,218) (c)	806,037	841,301
GE Capital Commercial Mortgage Corp.,
Series 2004-C2, Class A4, Pass Through Ctfs., 4.89%, 03/10/40	800,000	848,063
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4, Variable Rate Pass Through Ctfs., 5.55%, 04/10/38 (a)	1,830,000	2,035,459
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class ASB, Variable Rate Pass Through Ctfs., 5.51%, 12/12/44 (a)	5,020,412	5,335,945
Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	2,200,000	2,418,963
JP Morgan Re-REMICS,
Series 2009-7, Class 5A1, Variable Rate Pass Through Ctfs., 6.00%, 02/27/37 (Acquired 08/23/11; Cost $2,284,749)(a)(c)	2,239,950	2,278,906
La Hipotecaria S.A. de C.V. (Panama),
Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.25%, 09/08/39 (Acquired 11/05/10-10/27/11; Cost $11,051,033) (a)(c)	10,686,617	11,090,704
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class AM, Variable Rate Pass Through Ctfs., 6.09%, 06/15/38 (a)	5,000,000	5,321,953
Luminent Mortgage Trust,
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.48%, 04/25/36 (a)	133,880	68,537
MLCC Mortgage Investors, Inc.,
Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.99%, 04/25/29 (a)	424,999	391,463
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.70%, 03/25/30 (a)	2,788,103	2,588,240
Morgan Stanley Capital I,
Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.37%, 11/14/42 (a)	2,615,000	2,647,332
RBSSP Resecuritization Trust,
Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.44%, 07/26/45 (Acquired 01/31/11; Cost $4,787,859)(a)(c)	4,805,881	4,718,008
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Collateralized Mortgage Obligations—(continued)

Residential Accredit Loans, Inc.,
Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.51%, 02/25/46 (a)	$88,192	$34,843
Sequoia Mortgage Trust,
Series 2012-1, Class 1A1, Floating Rate Pass Through Ctfs., 2.87%, 01/25/42 (a)	4,925,318	5,003,796
Series 2012-2, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/42 (a)	5,000,000	5,043,755
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.54%, 09/25/34 (a)	1,021,938	769,275
Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.56%, 06/25/34 (a)	2,015,711	1,855,482
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.47%, 05/25/45 (a)	2,634,139	1,652,785
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	3,857,310	3,968,173
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44 (a)	1,254,000	1,320,469
WaMu Mortgage Pass Through Ctfs.,
Series 2003-AR7, Class A7, Floating Rate Pass Through Ctfs., 2.44%, 08/25/33 (a)	265,213	261,082

		96,822,368

Credit Cards—0.87%

Golden Credit Card Trust,
Series 2012-2A, Class A1, Pass Through Ctfs., 1.77%, 01/15/19 (c)	5,000,000	4,989,258

Total Asset-Backed Securities (Cost $100,277,302)		101,811,626

U.S. Treasury Notes—3.31%

1.50%, 07/31/16	4,000,000	4,103,750
1.00%, 10/31/16	9,000,000	9,021,094
3.25%, 12/31/16 (d)	5,400,000	5,962,781
Total U.S. Treasury Notes (Cost $18,464,476)		19,087,625

TOTAL INVESTMENTS—147.30% (Cost $836,556,030)		849,755,922

OTHER ASSETS LESS LIABILITIES—(47.30)%		(272,874,748)

NET ASSETS—100.00%		$576,881,174

Investment Abbreviations:

ARM	—	Adjustable-Rate Mortgage
BAL	—	Balloon
Ctfs.	—	Certificates
IO	—	Interest Only
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separately Traded Registered Interest and Principal Securities
TBA	—	To Be Announced
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2012.

(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $28,918,077, which represented 5.01% of the Fund’s Net Assets.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen U.S. Mortgage Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen U.S. Mortgage Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
     The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.
     Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
Invesco Van Kampen U.S. Mortgage Fund

F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

U.S. Government Sponsored Securities	$—	$728,856,671	$—	$728,856,671
Asset-Backed Securities	—	101,811,626	—	101,811,626
U.S. Treasury Securities	—	19,087,625	—	19,087,625

	—	849,755,922	—	849,755,922

Futures*	770,638	—	—	770,638

Total Investments	$770,638	$849,755,922	$—	$850,526,560

*	Unrealized appreciation
Invesco Van Kampen U.S. Mortgage Fund

NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest Rate Risk
Futures Contracts	$1,035,111	$(264,473)

Effect of Derivative Instruments for the three months ended March 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Interest Rate Risk	$(1,261,223)

Change in Unrealized Appreciation
Interest Rate Risk	1,815,633

Total	$554,410

*	The average notional value of futures outstanding during the period was $125,533,104.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Month	Value	(Depreciation)

Long Contracts
Ultra U.S. Treasury Bonds	47	June-2012	$7,095,531	$(264,473)
Short Contracts
U.S. Treasury 2 Year Notes	112	June-2012	$(24,655,750)	$12,015
U.S. Treasury 5 Year Notes	454	June-2012	(55,632,735)	367,921
U.S. Treasury 10 Year Notes	110	June-2012	(14,243,281)	212,894
U.S. Treasury 30 Year Bonds	93	June-2012	(12,813,656)	442,281

Subtotal			$(107,345,422)	$1,035,111

Total			$(100,249,891)	$770,638

Invesco Van Kampen U.S. Mortgage Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $1,031,014,054 and $1,028,787,258, respectively. During the same period, sales of long-term U.S. Treasury obligations were $1,028,083. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,479,553

Aggregate unrealized (depreciation) of investment securities	(2,475,613)

Net unrealized appreciation of investment securities	$13,003,940

Cost of investments for tax purposes is $836,751,982.
Invesco Van Kampen U.S. Mortgage Fund

Item 2. Controls and Procedures.
(a)	As of March 21, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: May 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor Principal Executive Officer
Date: May 30, 2012

By:	/s/ Sheri Morris Sheri Morris Principal Financial Officer
Date: May 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.